Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating Activities
Net income	$ 459,744	$ 479,482	$ 494,138
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	120,366	112,226	108,225
Depreciation - restructuring and merger and integration	38,570	53,569	3,870
Amortization	88,060	73,844	73,657
Impairment charges	4,590	17,599	11,658
Share-based compensation expense	21,711	24,044	25,949
Other noncash restructuring charges	8,030	8,540	0
Loss on sale of assets - net	3,390	2,867	5,776
Loss (gain) on divestitures	11,287	0	(13,607)
Deferred income tax benefit	(17,218)	(59,801)	(39,320)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	9,286	(102,625)	31,521
Inventories	(48,189)	(204,159)	(46,160)
Other current assets	2,978	(33,443)	2,683
Accounts payable and accrued items	72,774	84,633	(34,620)
Proceeds from settlement of interest rate swaps - net	17,718	0	0
Defined benefit pension contributions	(11,428)	(16,779)	(4,436)
Accrued and prepaid taxes	(2,959)	(78,393)	56,227
Other - net	(47,781)	29,958	37,917
Net Cash Provided by Operating Activities	730,929	391,562	713,478
Investing Activities
Businesses acquired, net of cash acquired	(737,255)	0	0
Additions to property, plant, and equipment	(274,244)	(180,080)	(136,983)
Equity investment in affiliate	(35,874)	0	0
Proceeds from divestitures	9,268	0	19,554
Purchases of marketable securities	0	(75,637)	0
Sales and maturities of marketable securities	18,600	57,100	13,519
Proceeds from disposal of property, plant, and equipment	4,039	5,830	205
Other - net	(20,398)	(126)	(738)
Net Cash Used for Investing Activities	(1,035,864)	(192,913)	(104,443)
Financing Activities
Repayment of bank note payable	0	0	(350,000)
Repayments of long-term debt	0	(10,000)	(275,000)
Proceeds from long-term debt	748,560	400,000	0
Quarterly dividends paid	(213,667)	(194,024)	(166,224)
Purchase of treasury shares	(315,780)	(389,135)	(5,569)
Proceeds from stock option exercises	2,826	14,525	6,413
Other - net	(2,313)	8,215	1,832
Net Cash Provided by (Used for) Financing Activities	219,626	(170,419)	(788,548)
Effect of exchange rate changes on cash	(4,828)	8,045	6,390
Net (decrease) increase in cash and cash equivalents	(90,137)	36,275	(173,123)
Cash and cash equivalents at beginning of year	319,845	283,570	456,693
Cash and Cash Equivalents at End of Year	$ 229,708	$ 319,845	$ 283,570